Results for the year - Net sales and rebates - Provisions for Sales Rebates (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	kr 24,057	kr 23,831
Additional provisions, including increases to existing provisions	83,337	65,213
Amount paid during the year	(79,243)	(61,976)
Adjustments, including unused amounts reversed during the year	314	(406)
Effect of exchange rate adjustment	1,088	(2,605)
At the end of the year	29,553	24,057	kr 23,831
Provisions for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	20,216	19,971	16,508
Additional provisions, including increases to existing provisions	82,315	63,772	56,954
Amount paid during the year	(78,539)	(61,017)	(53,217)
Adjustments, including unused amounts reversed during the year	386	(117)	(822)
Effect of exchange rate adjustment	1,016	(2,393)	548
At the end of the year	kr 25,394	kr 20,216	kr 19,971